INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Investments
SCHEDULE OF INVESTMENTS
Balance at December 31, 2022	192,583
Change in fair value	(3,180)
Balance at December 31, 2023	189,403
Change in fair value	(175,117)
Balance at December 31, 2024	$14,286

SCHEDULE OF FAIR VALUE OF INVESTMENT

Fair value of investments is comprised of:

Public company shares	$14,286
Private company shares	-
Balance at December 31, 2024	$14,286

Public company shares	$57,143
Private company shares	132,260
Balance at December 31, 2023	$189,403

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%

SCHEDULE OF INVESTMENT PROPERTY

	Patents	Customer Relationships	Software	Total
Cost
Balance at December 31, 2022	$41,931	$197,000	$123,683	$362,614
Impairment	-	(87,415)	-	(87,415)
Balance at December 31, 2023	$41,931	$109,585	$123,683	$275,199
Impairment	-	-	-	-
Balance at December 31, 2024	$41,931	$109,585	$123,683	$275,199

Accumulated amortization
Balance at December 31, 2022	$41,931	$87,731	$53,151	$182,813
Charge for the year	-	21,854	14,106	35,960
Balance at December 31, 2023	$41,931	$109,585	$67,257	$218,773
Charge for the year	-	-	11,285	11,285
Balance at December 31, 2024	$41,931	$109,585	$78,542	$230,058
Net book value:
December 31, 2023	$-	$-	$56,426	$56,426
December 31, 2024	$-	$-	$45,141	$45,141